Related Party Transactions - Additional Information (Details) € in Millions										12 Months Ended
	Jul. 13, 2020 beneficiaryCertificate shares	Oct. 17, 2019 beneficiaryCertificate shares	Oct. 04, 2019 EUR (€) beneficiaryCertificate shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 31, 2018 shares	Jan. 01, 2018 shares	Dec. 29, 2017 shares	Dec. 15, 2017 shares
Disclosure of transactions between related parties [line items]
Proceeds from warrants issued | €				€ 15
Number of ordinary shares that can be acquired from warrants issued				800,000
Exercise price of each warrant | $ / shares					$ 190.09
Exercise price of each warrant to fair market value of ordinary shares on date of issuance				1.30%
Warrants expiry date				Jul. 01, 2022
Ordinary shares issued	1,084,043	1,991,627	1,600,000										9,431,960	9,431,960	1,754,960	4,800,000
Number of warrants exercised			1,600,000
Proceeds from exercise of warrants | €			€ 74							€ 0	€ 74	€ 0
Number of warrants effectively net settled	1,600,000	3,520,000
Employee and Member of Management of Group
Disclosure of transactions between related parties [line items]
Proceeds from warrants issued | €						€ 9
Number of ordinary shares that can be acquired from warrants issued						1,600,000
Exercise price of each warrant | $ / shares							$ 89.73
Exercise price of each warrant to fair market value of ordinary shares on date of issuance						130.00%
Warrants expiry date										Jul. 01, 2022
Ordinary shares issued	1,084,043
Number of beneficiary certificates issued | beneficiaryCertificate	10,840,430
Number of warrants effectively net settled	1,600,000
Certain Members of Key Management
Disclosure of transactions between related parties [line items]
Proceeds from warrants issued | €				€ 15				€ 27
Number of ordinary shares that can be acquired from warrants issued				800,000				5,120,000
Exercise price of each warrant | $ / shares					$ 190.09				$ 50.61
Exercise price of each warrant to fair market value of ordinary shares on date of issuance				130.00%				120.00%
Ordinary shares issued		1,991,627	1,600,000
Number of warrants exercised			1,600,000
Proceeds from exercise of warrants | €			€ 74
Number of warrants effectively net settled		3,520,000
Subsidiaries | Netherlands
Disclosure of transactions between related parties [line items]
Ordinary shares issued										5,038,200
D G E Investments Limited | Certain Members of Key Management
Disclosure of transactions between related parties [line items]
Ordinary shares issued	1,084,043	905,285	1,600,000
Number of beneficiary certificates issued | beneficiaryCertificate	10,840,430	9,052,850	16,000,000
Number of warrants exercised			1,600,000
Proceeds from exercise of warrants | €			€ 74
Number of warrants effectively net settled	1,600,000	1,600,000
Rosello Company Limited | Certain Members of Key Management
Disclosure of transactions between related parties [line items]
Ordinary shares issued		1,086,342
Number of beneficiary certificates issued | beneficiaryCertificate		10,863,420
Number of warrants effectively net settled		1,920,000